Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments for the period ended December 31, 2021 and the year ended December 31, 2022 and as at December 31, 2021 and December 31, 2022. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s combined carve-out financial statements. Segment results are evaluated based on (loss)/income from operations.
	Period Ended December 31, 2021			Year Ended December 31, 2022
	Aframax tanker segment	Handysize tanker segment	Total	Aframax tanker segment	Handysize tanker segment	Total
- Time charter revenues	$9,115,257	$—	$9,115,257	13,656,027	$—	13,656,027
- Voyage charter revenues	15,002,012	—	15,002,012	51,805,097	—	51,805,097
- Pool revenues	2,442,144	2,704,855	5,146,999	30,787,088	15,637,653	46,424,741
Total vessel revenues	$26,559,413	$2,704,855	$29,264,268	$96,248,212	$15,637,653	$111,885,865
Voyage expenses (including charges from related parties)	(11,003,925)	(55,593)	(11,059,518)	(29,100,348)	(219,066)	(29,319,414)
Vessel operating expenses	(9,776,724)	(2,585,147)	(12,361,871)	(17,386,009)	(4,322,281)	(21,708,290)
Management fees to related parties	(1,433,950)	(419,900)	(1,853,850)	(2,167,000)	(666,500)	(2,833,500)
Provision for doubtful accounts	—	—	—	(266,732)	—	(266,732)
Depreciation and amortization	(3,087,764)	(746,353)	(3,834,117)	(5,889,352)	(1,405,124)	(7,294,476)
Gain on sale of vessel	—	—	—	3,222,631	—	3,222,631
Segments operating (loss)/income	$1,257,050	$(1,102,138)	$154,912	$44,661,402	$9,024,682	$53,686,084
Interest and finance costs			(506,012)			(902,572)
Interest income			652			202,612
Foreign exchange gains/(losses)			15,327			(6,181)
Less: Unallocated corporate general and administrative expenses			(889,096)			(2,093,347)
Net (loss)/income and comprehensive (loss)/income, before taxes			$(1,224,217)			$50,886,596

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying combined carve-out balance sheets of December 31, 2021, and December 31, 2022, is as follows:
	As of December 31, 2021	As of December 31, 2022
Aframax/LR2 tanker segment	$104,953,507	$134,093,677
Handysize tanker segment	19,093,379	23,385,458
Total combined assets	$124,046,886	$157,479,135